Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Income Tax Expense
The major components of income tax expense for the years ended Dec
e
mber 31, 2019, 2020 and 2021 are as follows:

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000
Current income tax

- Current year	193,878	180,254	48,856	7,727
- Over provision in respect of prior years	(6,985)	(124)	(21,523)	(3,404)
Deferred tax
- Movement in temporary differences	(14,274)	12,543	16,483	2,607
- Over provision in respect of prior years	—	(135)	—	—

Consolidated income tax expense reported in the statement of profit or loss	172,619	192,538	43,816	6,930

Reconciliation of Income Tax Expense
Income tax expense reported in the consolidated statement of profit or loss differs from the amount computed by applying the PRC income tax rate of 15% (being tax rate of Yuchai) for the years ended December 31, 2019, 2020 and 2021 for the following reasons:

	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	RMB’000	US$’000

Accounting profit before tax	1,033,319	971,864	451,710	71,447
Computed tax expense at 15%	154,998	145,780	67,757	10,717
Adjustments resulting from:
Non-deductible expenses	3,982	9,188	17,795	2,815
Tax-exempt income	(6,171)	(601)	(2,181)	(345)
Utilization of deferred tax benefits previously not recognized	(5,076)	(1,996)	(29)	(5)
Deferred tax benefits not recognized	6,613	6,097	10,356	1,638
Tax credits for research and development expense	(31,863)	(26,329)	(59,633)	(9,432)
Tax rate differential	26,223	24,251	16,517	2,612
Over provision in respect of previous years	(6,985)	(259)	(21,523)	(3,404)
Withholding tax expense	30,898	36,332	14,639	2,315
Others	—	75	118	19

Total	172,619	192,538	43,816	6,930

Summary of Deferred Tax
Deferred tax relates t
o
 the following:

	Consolidated statement of financial position			Consolidated statement of profit or loss
	31.12.2020	31.12.2021	31.12.2021	31.12.2019	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000	RMB’000	RMB’000	RMB’000	US$’000

Accelerated tax depreciation	(100,802)	(138,770)	(21,950)	(17,366)	(55,882)	(37,968)	(6,006)
Interest receivable	(1,937)	(3,396)	(537)	608	(293)	(1,459)	(231)
PRC withholding tax on dividend income (i)	(112,456)	(65,544)	(10,367)	(30,721)	(36,255)	(14,529)	(2,298)
Impairment of property, plant and equipment	6,210	5,138	812	(9,295)	(438)	(1,072)	(170)
Effect of change in residual value of property, plant and equipment	33,894	60,230	9,527	—	33,894	26,336	4,166
Write-down of inventories	22,628	20,250	3,203	2,343	4,225	(2,378)	(376)
Allowance for doubtful account receivables	8,056	6,789	1,074	4,900	(2,021)	(1,267)	(200)
Accruals	298,766	283,427	44,830	46,108	48,149	(15,339)	(2,426)
Deferred income	108,942	97,828	15,474	12,232	1,211	(11,114)	(1,758)
Losses available for offsetting against future taxable income	—	23,072	3,650	—	—	23,072	3,650
Others	24,441	43,606	6,897	5,465	(4,998)	19,235	3,042

Deferred tax benefits/(expenses)				14,274	(12,408)	(16,483)	(2,607)

Net deferred tax assets	287,742	332,630	52,613

Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	400,198	398,174	62,980
Deferred tax liabilities	(112,456)	(65,544)	(10,367)

	287,742	332,630	52,613

(i)	The movement of PRC withholding tax on dividend income is as follows:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
At January 1	(106,922)	(112,456)	(17,787)
Provision made to consolidated statement of profit or loss	(36,255)	(14,529)	(2,298)
Utilization	30,721	61,441	9,718

December 31	(112,456)	(65,544)	(10,367)

Deferred Tax Assets That Have Not Been Recognized
Deferred tax assets have not been recognized in respect of the following items:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000

Unutilized tax losses	404,215	414,212	65,517
Unutilized capital allowances and investment allowances	105,622	103,810	16,420
Other unrecognized temporary differences relating to asset impairment and deferred grants	204,423	199,203	31,508

	714,260	717,225	113,445